Penn Series Money Market Fund
FUND SUMMARY: MONEY MARKET FUND
Investment Objective
The Money Market Fund (the “Fund”) seeks current income, while preserving capital and liquidity.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable annuity contract or variable life insurance policy (each, a “variable contract”) level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Series Money Market Fund Money Market Fund
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.61%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Penn Series Money Market Fund | Money Market Fund | USD ($)	62	195	340	762

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Penn Series Money Market Fund | Money Market Fund | USD ($)	62	195	340	762

Principal Investment Strategy
The Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.

Government securities generally are securities that are issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities. Some government securities are backed by the full faith and credit of the U.S. Government. Some government securities are not backed by the full faith and credit of the U.S. Government but rather are supported by the issuer's ability to borrow from the U.S. Treasury, by only the credit of the issuer, or by the United States in some other way. The Fund intends to operate as a "government money market fund" in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including relating to maturity, diversification, liquidity and credit quality. For example, the Fund invests in securities that generally have remaining maturities of 397 days or less and will have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund also maintains sufficient portfolio liquidity to meet reasonably foreseeable redemption requests. The Fund seeks to maintain a stable net asset value ("NAV") of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7. As a government money market fund, the Fund is not required to impose liquidity fees or redemptions gates. The Fund's Board, however, may elect to impose such fees or gates in the future if it believes such measures are appropriate and in the best interests of the Fund and its shareholders.
Principal Risks of Investing
Counterparty Risk.  The possibility that a party to a transaction involving the Fund may fail to meet its obligations thereby causing the Fund to lose money or the benefit of the transaction or preventing the Fund from selling or buying other securities to implement its investment strategies.

Credit Risk.  The possibility that an issuer of a debt security held by the Fund defaults on its payment obligations. While the Fund tries to minimize this risk by investing in high-quality securities, the credit quality of such securities may change rapidly in certain market environments and in response to certain market events, such as a decline in the credit quality of an issuer.

Income Risk.  The possibility that the Fund’s yield (the rate of dividends the Fund pays) may decline in the event of declining interest rates.

Interest Rate Risk.  The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.

Investment Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. PMAM, the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances.

Redemption Risk.  The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.

U.S. Government Securities Risk. The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do so because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Prior to May 1, 2016, the Fund invested in a diversified portfolio of high-quality money market instruments of a variety of issuers. Effective May 1, 2016, the Fund operates as a “government money market fund” and as such is limited to investing 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. Accordingly, the performance information below may have been different if the current investment strategy had been in effect during the period prior to the Fund’s conversion to a government money market fund. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower. The current yield of the Money Market Fund for the seven-day period ended December 31, 2015 was 0.01%.

Best Quarter	Worst Quarter
1.25%	0.00%
09/30/2007	12/31/2009

Average Annual Total Return (for Periods Ended December 31, 2015)
Average Annual Total Returns	1 Year	5 Years	10 Years
Penn Series Money Market Fund | Money Market Fund	0.01%	0.01%	1.25%